MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 2, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust” or Registrant”)

Federated Money Market Management (the “Fund”)

1933 Act File No. 333-194223

Dear Sir or Madam:

The Registrant hereby files Pre-effective Amendment No. 1 with respect to its registration statement on Form N-14 (File No. 333-194223), as filed with the Securities and Exchange Commission (the “Commission”) on February 28, 2014 (the “Registration Statement”).

On March 28, 2014, the Registrant filed a delaying amendment to its Registration Statement pursuant to Rules 477 and 478 under the Securities Act of 1933, as amended (the “Securities Act”), to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Pursuant to conversations with Commission Staff (the “Staff”), the Registration Statement has been revised to reflect the proposed reorganization in which Federated Prime Management Obligations Fund, a portfolio of Money Market Obligations Trust, would transfer substantially all of its assets to Federated Money Market Management, a portfolio of Money Market Obligations Trust, in exchange for shares of the Fund. Pursuant to conversations with the Staff, the Fund will serve as the legal survivor of the reorganization and Federated Prime Management Obligations Fund shall serve as the accounting survivor in the reorganization.

In addition, pursuant to conversations with the Staff, in accordance with Rule 461 under the Securities Act, we hereby request that the effectiveness of the above-described Registration Statement be accelerated so that it shall become effective before 5:00 p.m. Eastern Time on Tuesday, May 20, 2014.

We acknowledge that: (i) should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, we do not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve us from our full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) we may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If there is any change in the acceleration request set forth above, the Registrant will promptly notify you of the change, in which case the Registrant may be making an oral request of acceleration of the effectiveness of the Registration Statement in accordance with Rule 461 of Regulation C. Such request may be made by an executive officer of the Registrant or by any attorney acting as Assistant Secretary of the Registrant.

If you have any questions, please contact Justine Patrick at (412) 288-7196.

Very truly yours,

/s/ Justine S. Patrick

Justine S. Patrick

Assistant Secretary of the Registrant

Partner, Reed Smith LLP

/s/ Kary A. Moore

Kary A. Moore

Secretary

Federated Securities Corp.